Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended	3 Months Ended						9 Months Ended			12 Months Ended
	Jan. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2022	Jan. 11, 2022	Oct. 31, 2021	Oct. 13, 2021	Jun. 23, 2021	Dec. 31, 2019
Debt Instrument [Line Items]
Accumulated deficit		$ 48,486,832						$ 48,486,832		$ 33,171,769	$ 27,325,266	$ 33,171,769
Cash, cash equivalents and restricted cash					$ 15,842				$ 15,842	792,416	8,390	792,416
Cash used in operating activities								1,008,459	1,085,784	607,940	1,311,782
Net loss from operations		8,636,558	$ (10,135,295)	$ 1,058,490	(22,288,261)	$ 1,042,594	$ 11,524,429	(440,247)	(9,721,238)	9,188,357	(5,846,503)
Gross proceeds										6,500,000	22,302,000	6,500,000
TEMPO AUTOMATION INC
Debt Instrument [Line Items]
Accumulated deficit		204,830,000			84,687,000			204,830,000	84,687,000	60,299,000	108,312,000	60,299,000
Cash, cash equivalents and restricted cash		853,000			$ 23,844,000			853,000	23,844,000	$ 17,746,000	3,184,000	17,746,000						$ 23,869,000
Cash used in operating activities								20,182,000	20,883,000		30,228,000	13,904,000
Net loss from operations								96,518,000	$ 24,388,000		48,013,000	$ 19,104,000
Loans payable and finance lease obligations		$ 31,700,000						$ 31,700,000			37,000,000.0
Maximum borrowing capacity															$ 150,000,000.0		$ 50,000
Increase (decrease) in maximum borrowing capacity	$ 10,000,000.0
Aggregate principal amount													$ 700,000
Gross proceeds											$ 22,302,000
TEMPO AUTOMATION INC | Subsequent event [Member]
Debt Instrument [Line Items]
Increase (decrease) in maximum borrowing capacity	10,000,000.0
Loan and Security Agreement | TEMPO AUTOMATION INC
Debt Instrument [Line Items]
Maximum borrowing capacity															150,000,000.0	$ 150,000,000.0
Loan and Security Agreement | TEMPO AUTOMATION INC | Subsequent event [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity														$ 10,000,000.0
Loan and Security Agreement, Tranche 1
Debt Instrument [Line Items]
Maximum borrowing capacity														30,000,000.0
Increase (decrease) in maximum borrowing capacity	10,000,000.0
Loan and Security Agreement, Tranche 1 | TEMPO AUTOMATION INC
Debt Instrument [Line Items]
Maximum borrowing capacity						20,000,000.0								30,000,000.0		20,000,000.0
Loan amount															20,000,000.0
Increase (decrease) in maximum borrowing capacity	20,000,000.0
Loan and Security Agreement, Tranche 1 | TEMPO AUTOMATION INC | Subsequent event [Member]
Debt Instrument [Line Items]
Loan amount	20,000,000.0
Increase (decrease) in maximum borrowing capacity	30,000,000.0
Loan and Security Agreement, Tranche 2
Debt Instrument [Line Items]
Maximum borrowing capacity														10,000,000.0
Increase (decrease) in maximum borrowing capacity	20,000,000.0
Loan and Security Agreement, Tranche 2 | TEMPO AUTOMATION INC
Debt Instrument [Line Items]
Maximum borrowing capacity						20,000,000.0										20,000,000.0
Loan amount															20,000,000.0
Increase (decrease) in maximum borrowing capacity	30,000,000.0
Loan and Security Agreement, Tranche 2 | TEMPO AUTOMATION INC | Subsequent event [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity														$ 10,000,000.0
Loan amount	20,000,000.0
Increase (decrease) in maximum borrowing capacity	10,000,000.0
Loan and Security Agreement, Tranche 3 | TEMPO AUTOMATION INC
Debt Instrument [Line Items]
Maximum borrowing capacity						40,000,000.0										40,000,000.0
Loan amount															40,000,000.0
Loan and Security Agreement, Tranche 4 | TEMPO AUTOMATION INC
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 70,000,000.0										$ 70,000,000.0
Loan amount															70,000,000.0
June 2021 Credit Facility | TEMPO AUTOMATION INC
Debt Instrument [Line Items]
Maximum borrowing capacity																	20,000,000.0
Loan amount															$ 20,000,000.0		$ 10,000,000.0
Convertible Senior Notes 15.5 Percent, Due 2025 | TEMPO AUTOMATION INC | Subsequent event [Member]
Debt Instrument [Line Items]
Aggregate principal amount	200,000,000.0
Convertible Senior Notes 15.5 Percent, Funded by Oaktree | TEMPO AUTOMATION INC | Subsequent event [Member]
Debt Instrument [Line Items]
Aggregate principal amount	175,000,000.0
Convertible Senior Notes 15.5 Percent, Funded by Investment partner of ACE | TEMPO AUTOMATION INC | Subsequent event [Member]
Debt Instrument [Line Items]
Aggregate principal amount	25,000,000.0
Convertible Promissory Notes to Existing Investors | TEMPO AUTOMATION INC | Subsequent event [Member]
Debt Instrument [Line Items]
Gross proceeds	$ 5,000,000.0